Related Party Transactions (Details) - Schedule of Liabilities - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Current liabilities
Payables to directors	$ 2,231,781	$ 527,057
Lim Hooi Beng [Member]
Current liabilities
Payables to directors	2,225,388	$ 527,057
Aw Jeen Rong [Member]
Current liabilities
Payables to directors	$ 6,393